Income Taxes - Summary of Income Before Taxes for Continuing and Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southwest Gas Corporation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total income before income taxes	$ 216,473	$ 194,873	$ 198,144